Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
11.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2023	2024
	$	$
Payroll and welfare payable	1,494	1,490
VAT, and other taxes payable	84	180
Payables for office supply and utilities	89	58
Payables for purchase of property and equipment	48	47
Professional service fees	562	250
Payables for share purchase consideration (Note 9)	10,000	10,000
Payables for Samsung arbitration compensation (Note 18(c))	79	-
Advance from customers	2,947	2,327
Payable related to a lawsuit	410	-
Payable to a former subsidiary (Note 4(a))	2,700	-
Interest payable related to an equity financing (Note 18(b))	693	693
Others	332	250
	19,438	15,295